SHARE CAPITAL	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
SHARE CAPITAL [Text Block]

14. SHARE CAPITAL

Share capital consists of fully paid common shares with no par value and fully paid subordinate voting shares that are convertible to common shares at a rate of 0.000001 per common share, subject to the discretion of the Board of Directors or at such time that the Company ceases to be a foreign private issuer. The Company is authorized to issue an unlimited number of common shares and subordinate voting shares. All shares are equally eligible to receive dividends and repayment of capital. Common shares represent one vote at the Company's shareholders' meetings while each subordinate voting share has the functional equivalent of 0.000001 of the voting power of a common share.

a) Commitment to issue shares

In connection with the acquisition of EFF on June 13, 2018, the Company issued a promissory note payable to deliver 1,977,500 shares to the vendors of EFF in the amount of $1,905,635, without interest, any time after October 15, 2018. As at March 31, 2026 and 2025 shares issued pursuant to this commitment total $1,184,407. As part of the settlement of legal proceedings with EFF (Note 20), the number of shares to be delivered was reduced by 237,300 shares. As at March 31, 2026, there were 555,793 shares remaining to be issued (March 31, 2025 - 793,093). On May 27, 2026, pursuant to the terms of the EFF Agreement (Note 20), the Company issued an aggregate of 555,793 common shares to certain Vendors (Note 23).

b) Repurchase and cancellation of shares

During the year ended March 31, 2026, the Company repurchased and cancelled 479,500 (2025 - 2,051,000) common shares under its Normal Course Issuer Bid (NCIB) program through open market transactions. Shares repurchased and cancelled during the year ended March 31, 2026 were acquired at an average price of $0.21 (CAD $0.30) per share, for a total cost of $103,034 (CAD $141,644). Shares repurchased and cancelled during the year ended March 31, 2025 were acquired at an average price of $0.13 (CAD $0.18) per share, for a total cost of $276,730 (CAD $363,181).

c) Warrants

A summary of the Company's warrant activity is as follows:

	Number of warrants	Weighted average exercise price
	#	C$
Balance, March 31, 2024	1,200,000	1.50
Issuance from private placement	4,000,000	0.55
Expired	(1,200,000)	1.50
Balance, March 31, 2026 and March 31, 2025	4,000,000	0.55

On May 6, 2024, the Company closed its debenture unit private placement (Note 12) and issued 4,000,000 warrants. Each warrant is exercisable for one common share at a price of C$0.55 per share for a period of 30 months from the issuance date. Proceeds of $966,028 were allocated to the warrants and recorded in reserves.

A summary of the Company's outstanding and exercisable warrants as at March 31, 2026 is as follows:

Expiry date	Exercise price	Number of warrants outstanding	Weighted average remaining life
	C$	#	Years
November 6, 2026	0.55	4,000,000	0.60

As at March 31, 2026 and March 31, 2025, outstanding and exercisable warrants had intrinsic values of $nil and $nil, respectively.

d) Stock options

The Company is authorized to grant options to executive officers and directors, employees, and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The exercise price of each option equals the market price of the Company's shares as calculated on the date of grant. The options can be granted for a maximum term of 10 years. Vesting is determined by the Board of Directors.

A summary of the Company's stock option activity is as follows:

	Number of options	Weighted average exercise price
	#	C$
Balance, March 31, 2024	1,100,000	0.84
Granted	5,425,000	0.53
Expired	(1,100,000)	-
Balance, March 31, 2025	5,425,000	0.53
Forfeited	(50,000)	0.53
Balance, March 31, 2026	5,375,000	0.53

On May 13, 2024, the Company granted 5,425,000 stock options to certain officers, directors, and employees. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.53, expiring on May 13, 2027. Of the options granted, one-third vests immediately, with the remaining two-thirds vesting in equal parts every twelve months thereafter. The fair value of these options was $1,129,810 (C$1,544,676).

A summary of the Company's stock options outstanding and exercisable as at March 31, 2026, is as follows:

Expiry date	Exercise price	Number of options outstanding	Number of options exercisable	Weighted average remaining life
	C$	#	#	Years
May 13, 2027	0.53	5,375,000	3,583,333	1.12

As at March 31, 2026 and March 31, 2025, outstanding and exercisable stock options had intrinsic values of $nil and $nil, respectively.

During the year ended March 31, 2026, the Company recorded share-based compensation expense on vesting of stock options of $236,779 (2025 - $849,559) net of a recovery on options forfeited of $8,951 (2025 - $nil).

The Company used the following inputs in the Black-Scholes option pricing model to determine the fair value of options granted during the year ended March 31, 2025:

Stock price	C$0.53
Exercise price	C$0.53
Risk-free interest rate	4.37%
Expected life	2.00 years
Expected volatility	100.09%
Expected annual dividend yield	0.00%

For non-employee options, the expected term is the contractual life, while for employees and directors, it is the estimated period the options are expected to be outstanding, using the 'simplified' method for 'plain vanilla' employee options. Expected volatility is based on historical volatilities of similarly positioned public companies over a period equivalent to the expected life of the options. The risk-free interest rate is derived from the Treasury zero-coupon bond yields with a term matching the expected life of the options.